Personnel expenses	6 Months Ended
Jun. 30, 2023
Personnel Expenses [Abstract]
Personnel expenses

5. Personnel expenses

	For the three months ended June 30,		For the six months ended June 30,
	2023	2022	2023	2022
	€	€	€	€
Wages and salaries	(4,618,862)	(3,279,593)	(8,823,246)	(5,845,176)
Pension charges	(271,140)	(177,185)	(560,023)	(355,729)
Other social security charges	(371,658)	(286,570)	(814,788)	(569,559)
Share-based payments	(2,716,927)	(3,142,839)	(5,299,814)	(5,089,777)
	(7,978,587)	(6,886,187)	(15,497,871)	(11,860,241)

The average number of staff (in FTEs) employed by the Group in the six months ended June 30, 2023 was 68 (2022:47).